Securities (Details 2) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Fair value of held to maturity securities
Amortized Cost	$ 115,666
Fair Value	121,650
Due in one year or less [Member]
Fair value of held to maturity securities
Amortized Cost	1,340
Fair Value	1,351
Due from one to five years [Member]
Fair value of held to maturity securities
Amortized Cost	4,674
Fair Value	4,862
Due from five to ten years [Member]
Fair value of held to maturity securities
Amortized Cost	21,008
Fair Value	22,902
Due after ten years [Member]
Fair value of held to maturity securities
Amortized Cost	25,718
Fair Value	27,866
Mortgage-backed - residential [Member]
Fair value of held to maturity securities
Amortized Cost	62,903
Fair Value	64,638
Equity securities [Member]
Fair value of held to maturity securities
Amortized Cost	23
Fair Value	$ 31